Shareholders' Equity (Details) - Summary of the RSUs activity - Restricted Stock Units (RSUs) [Member]	9 Months Ended
Sep. 30, 2021 shares
Shareholders' Equity (Details) - Summary of the RSUs activity [Line Items]
Unvested at beginning of year	834,321
Granted	242,685
Vested	(271,164)
Forfeited	(71,884)
Unvested at the end of the year	733,958